Additional information - Financial Statement Schedule I - Condensed Income Statement of the Parent Business Activity (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Condensed Income Statements, Captions [Line Items]
Net finance costs	€ (24,618)	€ (23,964)	€ (31,849)
(Loss) / Profit before tax	(108,495)	(465,362)	9,350
Income tax benefit / (expense)	13,802	30,977	(7,681)
(Loss) / Profit for the year	(94,693)	(434,385)	€ 1,669
Parent Company
Condensed Income Statements, Captions [Line Items]
Operating Income/(expenses)	10,111	(155,501)
Dividend income	0	68,431
Net finance costs	517	50
(Loss) / Profit before tax	10,628	(87,020)
Income tax benefit / (expense)	(667)	(446)
(Loss) / Profit for the year	€ 9,961	€ (87,466)